UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2015

Item 1. Schedule of Investments.

Towle Deep Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.9%
	BASIC MATERIALS – 1.2%
98,590	Ryerson Holding Corp.*	$897,169

	COMMUNICATIONS – 1.8%
84,450	Tribune Publishing Co.	1,312,353

	CONSUMER, CYCLICAL – 24.7%
110,360	Goodyear Tire & Rubber Co.	3,327,354
112,790	Hawaiian Holdings, Inc.*	2,678,762
97,000	Ingram Micro, Inc. - Class A*	2,427,910
168,450	Meritor, Inc.*	2,210,064
107,540	Navistar International Corp.*	2,433,630
208,650	SkyWest, Inc.	3,138,096
133,460	Titan Machinery, Inc.*	1,965,866
		18,181,682
	ENERGY – 23.6%
397,170	Cloud Peak Energy, Inc.*	1,850,812
420,140	McDermott International, Inc.*1	2,243,548
584,820	Paragon Offshore PLC[1]	637,454
773,190	Parker Drilling Co.*	2,566,991
82,270	PBF Energy, Inc. - Class A	2,338,113
490,940	Peabody Energy Corp.	1,075,159
227,050	Renewable Energy Group, Inc.*	2,624,698
212,150	Swift Energy Co.*	430,664
57,140	Valero Energy Corp.	3,576,964
		17,344,403
	FINANCIAL – 10.4%
41,662	Argo Group International Holdings Ltd.[1]	2,320,573
48,390	CNA Financial Corp.	1,848,982
23,820	Hanover Insurance Group, Inc.	1,763,395
66,460	PHH Corp.*	1,729,954
		7,662,904
	INDUSTRIAL – 32.1%
227,200	Aegean Marine Petroleum Network, Inc.[1]	2,808,192
68,870	Atlas Air Worldwide Holdings, Inc.*	3,785,095
35,090	Chicago Bridge & Iron Co. N.V.[1]	1,755,904
263,750	Flextronics International Ltd.*1	2,983,012
115,360	General Cable Corp.	2,276,053
93,040	Global Brass & Copper Holdings, Inc.	1,582,610
123,650	Sanmina Corp.*	2,492,784
487,890	Star Bulk Carriers Corp.*1	1,434,397
89,750	Tidewater, Inc.	2,040,017
89,720	Trinseo S.A.*1	2,408,085
		23,566,149

Towle Deep Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY – 3.1%
112,420	Unisys Corp.*	$2,247,276

	TOTAL COMMON STOCKS (Cost $66,087,177)	71,211,936

Principal Amount

	SHORT-TERM INVESTMENTS – 3.4%
$2,520,905	UMB Money Market Fiduciary, 0.01%[2]	2,520,905

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,520,905)	2,520,905

	TOTAL INVESTMENTS – 100.3% (Cost $68,608,082)	73,732,841
	Liabilities in Excess of Other Assets – (0.3)%	(186,206)

	TOTAL NET ASSETS – 100.0%	$73,546,635

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Towle Deep Value Fund
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Note 1 – Organization
Towle Deep Value Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on October 31, 2011.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Note 3 – Federal Income Taxes
At June 30, 2015, gross unrealized appreciation and depreciation of investments based on cost for federal income tax purposes were as follows:

Cost of investments	$68,645,477

Gross unrealized appreciation	16,077,726
Gross unrealized depreciation	(10,990,362)

Net unrealized appreciation on investments	$5,087,364

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Towle Deep Value Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
June 30, 2015 (Unaudited)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$71,211,936	$-	$-	$71,211,936
Short-Term Investments	2,520,905	-	-	2,520,905
Total Investments	$73,732,841	$-	$-	$73,732,841

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	8/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	8/28/2015

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	8/28/15

* Print the name and title of each signing officer under his or her signature.